OTHER NON-CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
OTHER NON-CURRENT ASSETS
Deposit - long term, impairment loss	¥ 0		¥ 400
Advance to hospitals-non current, impairment loss	¥ 52	$ 8	¥ 330